SHAREHOLDER'S CAPITAL - Share Issuances and Cancellations (Details) - shares			12 Months Ended
	Sep. 12, 2024	May 03, 2024	Dec. 31, 2024
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)			407,931,017
Changes in number of shares outstanding
Converted from options			119,003
Converted from RSUs			2,288,141
Converted from preferred shares into subordinate voting shares (in shares)			1,644,022
Cancelled during the year (in shares)			(172)
Number of shares outstanding at end of period (in shares)			411,982,011
Subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)			359,349,904
Changes in number of shares outstanding
Converted from options			119,003
Converted from RSUs			2,288,141
Converted from preferred shares into subordinate voting shares (in shares)	16,000,000	3,813,579	19,813,579
Cancelled during the year (in shares)			(172)
Number of shares outstanding at end of period (in shares)			381,570,455
Multiple voting shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)			11,812,964
Changes in number of shares outstanding
Converted from options			0
Converted from RSUs			0
Converted from preferred shares into subordinate voting shares (in shares)			0
Cancelled during the year (in shares)			0
Number of shares outstanding at end of period (in shares)			11,812,964
Preferred shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)			36,768,149
Changes in number of shares outstanding
Converted from options			0
Converted from RSUs			0
Converted from preferred shares into subordinate voting shares (in shares)	(14,565,543)	(3,604,014)	(18,169,557)
Cancelled during the year (in shares)			0
Number of shares outstanding at end of period (in shares)			18,598,592